Quarterly Holdings Report
for

Fidelity Freedom® 2055 Fund

June 30, 2021

FF55-QTLY-0821
1.927051.110

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.04% 7/15/21 to 9/23/21
(Cost $4,029,879)	4,030,000	4,029,714
	Shares	Value

Domestic Equity Funds - 52.0%
Fidelity Series All-Sector Equity Fund (a)	13,574,805	$172,807,273
Fidelity Series Blue Chip Growth Fund (a)	14,056,656	270,731,188
Fidelity Series Commodity Strategy Fund (a)	43,790,654	243,913,942
Fidelity Series Growth Company Fund (a)	26,075,003	689,683,819
Fidelity Series Intrinsic Opportunities Fund (a)	31,300,936	712,409,294
Fidelity Series Large Cap Stock Fund (a)	31,347,022	620,671,028
Fidelity Series Large Cap Value Index Fund (a)	14,782,171	228,384,536
Fidelity Series Opportunistic Insights Fund (a)	15,711,716	356,027,483
Fidelity Series Small Cap Discovery Fund (a)	5,540,622	77,125,464
Fidelity Series Small Cap Opportunities Fund (a)	14,059,475	256,163,634
Fidelity Series Stock Selector Large Cap Value Fund (a)	34,810,172	526,329,799
Fidelity Series Value Discovery Fund (a)	23,997,895	403,644,597
TOTAL DOMESTIC EQUITY FUNDS
(Cost $3,183,454,822)		4,557,892,057

International Equity Funds - 40.5%
Fidelity Series Canada Fund (a)	16,354,759	229,293,721
Fidelity Series Emerging Markets Fund (a)	10,762,477	131,302,222
Fidelity Series Emerging Markets Opportunities Fund (a)	43,923,859	1,179,794,863
Fidelity Series International Growth Fund (a)	31,199,906	610,270,169
Fidelity Series International Small Cap Fund (a)	8,476,406	188,769,566
Fidelity Series International Value Fund (a)	54,421,745	607,890,891
Fidelity Series Overseas Fund (a)	44,690,133	609,126,515
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,590,933,549)		3,556,447,947

Bond Funds - 6.9%
Fidelity Series Emerging Markets Debt Fund (a)	5,137,279	47,879,439
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,497,561	15,529,709
Fidelity Series Floating Rate High Income Fund (a)	955,983	8,842,843
Fidelity Series High Income Fund (a)	5,719,323	54,848,308
Fidelity Series Inflation-Protected Bond Index Fund (a)	15,952,031	175,153,305
Fidelity Series International Credit Fund (a)	197,617	1,997,906
Fidelity Series Investment Grade Bond Fund (a)	303,214	3,553,663
Fidelity Series Long-Term Treasury Bond Index Fund (a)	31,705,946	265,378,767
Fidelity Series Real Estate Income Fund (a)	2,821,470	32,785,476
TOTAL BOND FUNDS
(Cost $600,327,809)		605,969,416

Short-Term Funds - 0.6%
Fidelity Cash Central Fund 0.06% (b)	1,243,426	1,243,675
Fidelity Series Government Money Market Fund 0.08% (a)(c)	39,188,450	39,188,450
Fidelity Series Short-Term Credit Fund (a)	834,408	8,477,585
TOTAL SHORT-TERM FUNDS
(Cost $48,694,291)		48,909,710
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $6,427,440,350)		8,773,248,844
NET OTHER ASSETS (LIABILITIES) - 0.0%		119,573
NET ASSETS - 100%		$8,773,368,417

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$319
Total	$319

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$3,684,383	$7,976,350	$10,417,058	$--	$--	$1,243,675	0.0%
Total	$3,684,383	$7,976,350	$10,417,058	$--	$--	$1,243,675

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$169,529,154	$6,795,009	$17,742,673	$--	$231,028	$13,994,755	$172,807,273
Fidelity Series Blue Chip Growth Fund	268,949,843	17,642,827	44,394,835	--	3,748,796	24,784,557	270,731,188
Fidelity Series Canada Fund	208,170,665	15,739,059	14,514,555	--	928,111	18,970,441	229,293,721
Fidelity Series Commodity Strategy Fund	237,805,122	5,846,670	30,983,357	--	764,768	30,480,739	243,913,942
Fidelity Series Emerging Markets Debt Fund	46,496,716	3,504,456	3,354,490	521,289	(95,506)	1,328,263	47,879,439
Fidelity Series Emerging Markets Debt Local Currency Fund	15,155,047	860,500	1,013,581	--	(25,709)	553,452	15,529,709
Fidelity Series Emerging Markets Fund	136,293,715	7,313,422	18,243,012	--	849,993	5,088,104	131,302,222
Fidelity Series Emerging Markets Opportunities Fund	1,229,870,619	60,411,643	167,122,437	--	8,732,567	47,902,471	1,179,794,863
Fidelity Series Floating Rate High Income Fund	8,900,484	439,921	554,457	88,085	7,183	49,712	8,842,843
Fidelity Series Government Money Market Fund 0.08%	56,774,094	3,442,528	21,028,172	7,923	--	--	39,188,450
Fidelity Series Growth Company Fund	686,378,848	41,711,287	126,138,241	--	9,300,742	78,431,183	689,683,819
Fidelity Series High Income Fund	53,460,742	4,143,274	3,962,537	654,140	5,466	1,201,363	54,848,308
Fidelity Series Inflation-Protected Bond Index Fund	170,995,799	11,569,792	11,193,014	--	38,215	3,742,513	175,153,305
Fidelity Series International Credit Fund	1,960,786	11,395	--	11,395	--	14,985	1,997,906
Fidelity Series International Growth Fund	583,321,985	20,380,715	45,062,246	--	1,392,136	50,237,579	610,270,169
Fidelity Series International Small Cap Fund	183,201,891	7,179,808	15,276,905	--	586,639	13,078,133	188,769,566
Fidelity Series International Value Fund	583,208,942	49,882,000	42,141,141	--	2,296,476	14,644,614	607,890,891
Fidelity Series Intrinsic Opportunities Fund	689,049,233	37,103,123	51,130,407	--	6,300,922	31,086,423	712,409,294
Fidelity Series Investment Grade Bond Fund	3,695,040	2,041,952	2,229,400	15,124	(42,247)	88,318	3,553,663
Fidelity Series Large Cap Stock Fund	602,360,701	17,221,109	42,051,397	--	7,319,984	35,820,631	620,671,028
Fidelity Series Large Cap Value Index Fund	222,051,467	10,277,215	15,329,657	--	1,877,429	9,508,082	228,384,536
Fidelity Series Long-Term Treasury Bond Index Fund	234,347,727	38,678,014	22,732,119	1,486,608	(4,332,654)	19,417,799	265,378,767
Fidelity Series Opportunistic Insights Fund	351,611,195	14,285,484	49,073,066	--	2,493,060	36,710,810	356,027,483
Fidelity Series Overseas Fund	584,283,758	26,416,161	47,941,976	--	2,788,099	43,580,473	609,126,515
Fidelity Series Real Estate Income Fund	32,723,293	884,306	2,470,086	45,535	1,796	1,646,167	32,785,476
Fidelity Series Short-Term Credit Fund	11,958,990	289,591	3,765,824	38,543	54,693	(59,865)	8,477,585
Fidelity Series Small Cap Discovery Fund	75,377,936	9,785,762	5,530,962	7,628,778	987,656	(3,494,928)	77,125,464
Fidelity Series Small Cap Opportunities Fund	252,078,397	14,609,247	17,815,593	--	2,978,476	4,313,107	256,163,634
Fidelity Series Stock Selector Large Cap Value Fund	509,196,016	22,949,770	35,690,648	--	3,368,209	26,506,452	526,329,799
Fidelity Series Value Discovery Fund	391,585,133	18,165,154	28,021,154	--	4,040,659	17,874,805	403,644,597
Total	$8,600,793,338	$469,581,194	$886,507,942	$10,497,420	$56,596,987	$527,501,138	$8,767,975,455

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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